Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Income/(loss) attributable to Royal Dutch Shell plc shareholders	$ 3,428	$ 5,660	$ (18,131)	$ 9,087	$ (18,155)
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,790.1	7,782.1	7,789.8	7,786.1	7,804.8
Diluted earnings per share (in shares)	7,835.9	7,832.3	7,789.8	7,834.2	7,804.8